Cover Page	Nov. 13, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 13, 2019
Entity Registrant Name	Columbia Property Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36113
Entity Tax Identification Number	20-0068852
Entity Address, Address Line One	315 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	687-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001252849
Amendment Flag	false